UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments
(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.9% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 16	$ 16	$ 16

Multifamily1	3.75%	Aug-2048	4,175	4,171	4,241
	4.00%	Dec-2053	66,755	66,729	67,309
	5.35%	Mar-2047	7,643	7,653	8,305
	5.55%	Aug-2042	8,386	8,379	8,825
	5.60%	Jun-2038	2,628	2,623	2,656
	5.62%	Jun-2014	143	143	145
	5.65%	Oct-2038	2,032	2,076	2,063
	5.80%	Jan-2053	2,098	2,109	2,273
	5.87%	Jun-2044	1,859	1,857	2,074
	5.89%	Apr-2038	4,928	4,937	5,200
	6.02%	Jun-2035	5,451	5,434	5,711
	6.20%	Apr-2052	11,830	11,825	12,906
	6.40%	Aug-2046	3,933	3,929	4,458
	6.60%	Jan-2050	3,451	3,489	3,858
	6.66%	May-2040	5,391	5,395	5,399
	6.70%	Dec-2042	5,700	5,705	5,710
	6.75%	Apr-2040 - Jul-2040	5,094	5,076	5,301
	7.05%	Jul-2043	5,085	5,085	5,149
	7.13%	Mar-2040	7,429	7,413	7,618
	7.20%	Dec-2033 - Oct-2039	9,228	9,221	9,589
	7.50%	Sep-2032	1,459	1,454	1,669
	7.93%	Apr-2042	2,773	2,773	3,193
	8.15%	Mar-2037	1,119	1,210	1,122
	8.27%	Jun-2042	2,436	2,436	2,442
	8.75%	Aug-2036	3,485	3,489	3,496
			174,511	174,611	180,712
Total FHA Permanent Securities			$ 174,527	$ 174,627	$ 180,728

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Ginnie Mae Securities (19.0% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ 14,748	$ 14,976	$ 16,136
	4.50%	Aug-2040		8,819	9,064	9,699
	5.50%	Jan-2033 - Jun-2037		9,819	9,771	10,862
	6.00%	Jan-2032 - Aug-2037		5,466	5,471	6,204
	6.50%	Jul-2028		112	112	129
	7.00%	Nov-2016 - Jan-2030		2,284	2,295	2,619
	7.50%	Apr-2013 - Aug-2030		1,483	1,501	1,709
	8.00%	Jun-2023 - Nov-2030		948	967	1,118
	8.50%	Jun-2022 - Aug-2027		896	908	1,039
	9.00%	May-2016 - Jun-2025		281	285	321
	9.50%	Sep-2021 - Sep-2030		102	103	113
	10.00%	Jun-2019		1	1	1
				44,959	45,454	49,950

Multifamily1	2.11%	Apr-2033		22,658	22,850	22,789
	2.18%	May-2039		24,235	24,498	24,796
	2.31%	Nov-2051		7,077	7,080	6,910
	2.34%	Aug-2034		23,489	23,667	23,743
	2.41%	May-2030		10,856	10,956	10,965
	2.55%	Feb-2048		23,966	24,204	24,367
	2.70%	Jan-2053		51,015	51,541	50,818
	2.72%	Feb-2044		4,946	5,135	5,179
	2.82%	Apr-2050		1,500	1,541	1,523
	2.87%	Feb-2036 - Dec-2043		25,000	25,437	25,946
	2.89%	Mar-2046		32,000	32,304	33,293
	3.05%	May-2044		45,500	45,927	47,778
	3.12%	Apr-2038		2,678	2,767	2,757
	3.17%	Oct-2043		38,455	39,017	40,275
	3.19%	Jan-2049		17,025	17,860	17,313
	3.21%	Aug-2048		39,075	40,246	40,653
	3.26%	Nov-2043		20,000	20,055	20,902
	3.31%	Nov-2037		16,245	16,938	16,875
	3.37%	Dec-2046		19,200	19,543	19,933
	3.49%	Mar-2042		28,000	29,419	30,196
	3.49%	Feb-2044		4,000	4,264	4,281
	3.55%	May-2042		10,000	10,217	10,628
	3.67%	Sep-2041		10,000	10,832	10,812
	3.67%	Oct-2043		25,000	25,231	26,992
	4.00%	Sep-2046		10,000	10,921	11,044
	4.00%	May-2049		31,500	34,315	34,653
	4.22%	Nov-2035		9,667	9,898	9,958
	4.26%	Jul-2029		67	67	67
	4.42%	Feb-2031		35,193	35,418	38,099
	4.43%	Jun-2034		3,881	3,814	3,940
	4.49%	Jun-2052		44,620	44,196	49,119
	4.50%	Aug-2049		2,310	2,320	2,504
	4.53%	Feb-2037		4,846	4,915	4,911
	4.63%	Sep-2037	2	1,500	1,458	1,517
	4.73%	Nov-2045		1,488	1,514	1,510
	4.76%	Apr-2045		1,670	1,738	1,686
	4.83%	May-2046	2	5,250	5,250	5,409
	4.87%	Sep-2034		9,000	9,257	9,242
	4.90%	Mar-2044	2	1,000	990	1,018
	4.92%	May-2034		10,650	10,632	10,782
	4.94%	Jun-2046	2	3,775	3,779	3,872
	4.99%	Mar-2030		8,905	9,561	9,189
	5.00%	Dec-2033		4,681	4,705	4,689
	5.01%	Mar-2038		25,000	26,008	26,561
	5.05%	Apr-2049	2	2,870	2,874	2,977
	5.19%	Apr-2039 - May-2045		5,920	5,797	6,038
	5.34%	Jul-2040		18,000	17,705	20,487
	5.55%	May-2049	2	10,380	10,383	10,690
	5.58%	May-2031		39,957	40,203	41,501
				794,050	809,247	831,187

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Ginnie Mae Securities (19.0% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Total Ginnie Mae Securities	$ 839,009	$ 854,701	$ 881,137

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (8.2% of net assets)

	Interest Rates3				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	2.32%	2.32%	Apr-2054		$ 23,500	$ 2,227	$ 2,935	$ 851
	2.35%	2.35%	Jan-2054		15,850	1,387	1,870	727
	2.87%	2.87%	Mar-2054		40,943	4,290	5,524	3,320
	3.20%	3.20%	Oct-2053		10,078	7,823	8,125	8,335
	3.40%	3.40%	Apr-2017	2	2,250	1,975	1,974	2,070
	3.95%	3.95%	Feb-2052 - May-2054	2	12,722	11,499	11,518	12,409
	4.15%	4.15%	Apr-2053		70,000	63,191	64,615	69,174
	4.15%	4.15%	Jul-2053	2	2,274	2,275	2,306	2,456
	4.75%	4.75%	Mar-2052	2	32,463	32,047	32,065	35,070
	4.86%	4.86%	Jan-2053		42,358	39,833	40,157	44,062
	4.87%	4.87%	Apr-2042		100,000	97,448	98,328	108,577
	5.10%	5.10%	Dec-2050	2	15,862	15,741	15,579	17,333
	5.21%	4.95%	Mar-2053	2	49,950	49,950	50,025	55,461
	5.25%	5.25%	Apr-2037	2	19,750	19,750	19,742	21,774
Total Ginnie Mae Construction Securities					$ 438,000	$ 349,436	$ 354,763	$ 381,619

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Fannie Mae Securities (40.4% of net assets)
	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.45%	4	Mar-2037	$ 1,659	$ 1,636	$ 1,656
	0.58%	4	Nov-2042	14,000	14,007	14,053
	0.60%	4	Apr-2037 - Oct-2042	22,320	22,325	22,373
	0.66%	4	Oct-2042	11,548	11,615	11,633
	0.70%	4	Dec-2040	51,629	51,178	51,822
	0.70%	4	Feb-2042- Jun-2042	34,611	34,638	34,731
	0.75%	4	Mar-2042	22,958	23,018	23,140
	0.80%	4	Mar-2042	10,951	10,951	11,103
	2.11%	4	Aug-2033	281	280	296
	2.22%	4	May-2033	1,010	1,015	1,069
	2.25%	4	Nov-2033	4,771	4,775	5,011
	2.30%	4	Sep-2035	1,272	1,267	1,337
	2.32%	4	Aug-2033	3,345	3,338	3,521
	2.34%	4	Jul-2033 - Aug-2033	5,355	5,371	5,665
	2.60%	4	Jul-2033	871	866	926
	2.62%	4	Nov-2034	2,917	3,018	3,088
	2.75%	4	Apr-2034	2,513	2,599	2,678
	3.00%		May-2042	22,217	22,806	22,927
	3.00%		Nov-2042	24,873	25,663	25,668
	3.00%		Apr-2042 - Dec-2042	69,446	71,903	71,665
	3.50%		Jan-2042 -Nov-2042	65,217	68,128	68,890
	4.00%		Jul-2024 - Feb-2041	73,186	74,341	78,357
	4.50%		Jun-2018 - Sep-2040	62,912	64,049	68,097
	5.00%		Jul-2018 - Apr-2041	75,597	78,021	82,109
	5.50%		Jul-2017 - Jun-2038	40,885	41,006	44,795
	6.00%		Apr-2016 - Nov-2037	21,420	21,571	23,589
	6.50%		Nov-2016 - Jul-2036	4,950	5,075	5,529
	7.00%		Nov-2013 - May-2032	2,379	2,383	2,735
	7.50%		Nov-2016 - Sep-2031	815	794	939
	8.00%		Apr-2030 - May-2031	90	92	103
	8.50%		Mar-2015 - Apr-2031	181	180	203
	9.00%		Jan-2024 - May-2025	121	121	140
				656,300	668,030	689,848

Multifamily1	2.21%		Dec-2022	25,672	25,731	25,666
	2.21%		Dec-2022	33,827	33,904	33,818
	2.24%		Dec-2022	33,201	33,276	33,209
	2.26%		Nov-2022	6,880	6,947	6,899
	2.84%		Mar-2022	3,863	3,921	4,053
	2.85%		Mar-2022	33,000	33,285	34,446
	3.54%		Oct-2021	7,643	7,738	8,292
	3.66%		Jul-2021	127,046	127,436	139,228
	4.00%		Sep-2021	16,166	16,215	17,876
	4.03%		Oct-2021	7,360	7,387	8,121
	4.06%	4	Jun-2020	3,700	3,706	3,690
	4.06%		Oct-2025	26,021	26,251	28,218
	4.15%		Jun-2021	9,449	9,503	10,512
	4.22%		Jul-2018	2,622	2,581	2,844
	4.25%		May-2021	4,395	4,405	4,897
	4.27%		Nov-2019	6,211	6,223	6,940
	4.32%		Nov-2019	3,072	3,086	3,442
	4.33%		Mar-2020	20,000	20,024	22,513
	4.33%		Nov-2019 - Mar-2021	6,224	6,258	6,971
	4.38%		Apr-2020	10,550	10,637	11,822
	4.44%		May-2020	6,247	6,281	7,027
	4.49%		Jun-2021	1,009	1,030	1,135
	4.50%		Feb-2020	4,364	4,384	4,876
	4.52%		Nov-2019 - May-2021	7,400	7,512	8,341
	4.55%		Nov-2019	2,924	2,940	3,301
	4.56%		Jul-2019 - May-2021	8,679	8,697	9,781
	4.64%		Aug-2019	18,634	18,808	21,025
	4.66%		Jul-2021 - Sep-2033	7,658	7,699	7,916
	4.67%		Aug-2033	6,457	6,450	6,492
	4.68%		Jul-2019	13,536	13,559	15,292
	4.69%		Jan-2020 - Jun-2035	14,459	14,488	16,356
	4.71%		Mar-2021	6,047	6,188	6,831
	4.73%		Feb-2021	1,583	1,615	1,791
	4.80%		Jun-2019	2,215	2,222	2,514
	4.86%		May-2019	1,481	1,489	1,685
	4.89%		Nov-2019 - May-2021	2,790	2,890	3,176
	4.93%		Nov-2013	44,175	44,174	44,309
	4.94%		Apr-2019	3,500	3,523	3,983
	5.00%		Jun-2019	1,929	1,943	2,203
	5.02%		Jun-2019	837	837	957
	5.04%		Jun-2019	1,908	1,932	2,182

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Fannie Mae Securities (40.4% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

	5.05%	Jun-2019 - Jul-2019	3,246	3,285	3,710
	5.08%	Apr-2021	40,000	40,003	45,095
	5.09%	Jun-2018	6,478	6,627	7,340
	5.11%	Jul-2019	892	893	1,020
	5.12%	Jul-2019	8,888	8,914	10,167
	5.13%	Jul-2019	906	907	1,038
	5.15%	Oct-2022	3,463	3,458	3,879
	5.16%	Jan-2018	5,261	5,214	5,792
	5.25%	Jan-2020	6,944	6,935	7,999
	5.29%	May-2022	5,345	5,345	6,116
	5.30%	Aug-2029	6,960	6,795	7,785
	5.34%	Apr-2016	6,097	6,095	6,631
	5.35%	Jun-2018	1,618	1,622	1,798
	5.36%	Feb-2016	1,851	1,851	1,861
	5.37%	Jun-2017	1,401	1,451	1,565
	5.43%	Nov-2018	342	342	343
	5.45%	May-2033	2,902	2,918	3,267
	5.46%	Feb-2017	45,535	45,886	51,489
	5.47%	Aug-2024	8,432	8,515	9,642
	5.52%	Mar-2018	596	616	681
	5.53%	Apr-2017	62,597	62,597	71,088
	5.59%	May-2017	6,908	6,911	7,784
	5.60%	Feb-2018 - Jan-2024	11,400	11,402	13,109
	5.63%	Dec-2019	9,185	9,232	10,321
	5.69%	Jun-2041	4,928	5,092	5,521
	5.70%	Jun-2016	1,361	1,358	1,522
	5.75%	Jun-2041	2,387	2,479	2,672
	5.80%	Jun-2018	68,978	68,618	80,190
	5.86%	Dec-2016	188	188	206
	5.91%	Mar-2037	2,016	2,065	2,302
	5.92%	Dec-2016	170	168	185
	5.96%	Jan-2029	416	419	480
	6.03%	Jun-2017 - Jun-2036	5,413	5,460	6,100
	6.06%	Jul-2034	9,652	9,924	11,109
	6.11%	Aug-2017	6,644	6,616	7,680
	6.13%	Dec-2016	3,392	3,486	3,884
	6.14%	Sep-2033	296	313	341
	6.15%	Jul-2019	33,261	33,270	38,946
	6.15%	Jan-2023 - Oct-2032	7,187	7,239	8,150
	6.22%	Aug-2032	1,718	1,753	1,964
	6.23%	Sep-2034	1,408	1,466	1,637
	6.28%	Nov-2028	2,941	3,099	3,416
	6.35%	Aug-2032	10,487	10,537	12,026
	6.38%	Jul-2021	5,496	5,551	6,486
	6.39%	Apr-2019	928	938	1,057
	6.44%	Apr-2014	5,353	5,298	5,578
	6.52%	May-2029	5,278	5,681	6,149
	6.63%	Jun-2014 - Apr-2019	3,436	3,436	3,781
	6.80%	Jul-2016	396	396	435
	6.85%	Aug-2014	41,578	41,578	43,597
	7.01%	Apr-2031	3,158	3,166	3,577
	7.07%	Feb-2031	15,882	16,048	17,943
	7.18%	Aug-2016	254	254	282
	7.20%	Aug-2029	882	866	886
	7.26%	Dec-2018	8,077	8,342	9,042
	7.50%	Dec-2014	513	512	543
	7.75%	Dec-2024	1,628	1,628	1,787
	8.40%	Jul-2023	413	405	419
	8.50%	Nov-2019	2,787	2,788	3,358
	8.63%	Sep-2028	6,026	6,026	6,198
			1,056,909	1,061,452	1,163,599

TBA5	3.50%	May-2043	20,000	20,945	21,069
Total Fannie Mae Securities			$ 1,733,209	$ 1,750,427	$ 1,874,516

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Freddie Mac Securities (10.7% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.50%	4	Feb-2036	$ -	$ 5,518	$ 5,518	$ 5,538
	0.55%	4	Apr-2036 - Dec-2042	-	17,734	17,730	17,678
	0.70%	4	Nov-2040	-	9,801	9,738	9,837
	0.70%	4	Nov-2040	-	23,757	23,592	23,859
	2.35%	4	Jun-2033	-	880	877	934
	2.45%	4	Oct-2033	-	2,221	2,197	2,359
	2.80%	4	Jul-2035	-	671	669	721
	3.00%		Aug-2042 - Jan-2043	-	127,247	131,516	130,749
	3.50%		Oct-2041 - Nov-2042	-	43,437	44,509	45,741
	4.00%		Nov-2013 - Jan-2041	-	59,597	60,873	63,347
	4.50%		Aug-2018 - Sep-2040	-	24,121	24,191	25,981
	5.00%		Jan-2019 - Mar-2041	-	52,131	53,461	56,273
	5.50%		Oct-2017 - Jul-2038	-	25,235	25,027	27,415
	6.00%		Mar-2014 - Feb-2038	-	17,841	18,130	19,732
	6.50%		Oct-2013 - Nov-2037	-	2,782	2,817	3,098
	7.00%		Sep-2013 - Mar-2030	-	170	159	196
	7.50%		Aug-2029 - Apr-2031	-	146	140	170
	8.00%		Jul-2015 - Feb-2030	-	63	60	70
	8.50%		Nov-2018 - Jan-2025	-	135	136	157
	9.00%		Mar-2025		101	101	118
				-	413,588	421,441	433,973

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	22,457
	5.42%		Apr-2016	-	10,000	9,964	10,782
	5.65%		Apr-2016	-	5,452	5,445	5,967
				-	35,452	35,413	39,206

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	86
TBA5	3.50%		Jun-2043		20,000	20,923	20,950
				2,585	20,000	20,839	21,036
Total Freddie Mac Securities				$ 2,585	$ 469,040	$ 477,693	$ 494,215

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (1.6% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,204	$ 10,016
Deutsche Bank	2.94%	Jan-2046	9,000	9,267	9,099
Nomura	3.19%	Mar-2046	20,000	20,614	20,546
JP Morgan	3.48%	Jun-2045	10,000	10,562	10,603
Deutsche Bank	5.00%	Nov-2046	18,990	19,520	22,380
Total Commercial Mortgage Backed Securities			$ 67,990	$ 70,167	$ 72,644

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.9% of net assets)

		Interest Rates4				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	IL Housing Development Authority	-	1.70%	Dec-2013		$ -	$ 2,670	$ 2,670	$ 2,670
	MassHousing	-	3.05%	Dec-2013	6	20,380	20,360	20,282	20,340
	MassHousing	-	3.25%	Oct-2015	6	21,050	930	924	1,048
	MassHousing	-	3.40%	Dec-2013	6	3,000	3,000	2,997	2,997
	MassHousing	-	3.50%	Oct-2015	6	12,435	1,100	1,100	1,088
	MassHousing	-	3.83%	Apr-2015	6	5,000	1,495	1,476	1,499
	MassHousing	-	3.98%	Apr-2015	6	4,915	235	217	242
	MassHousing	-	4.15%	Dec-2013	6	26,700	7,395	7,395	7,440
	MassHousing	-	4.30%	Jun-2015	6	34,700	19,745	19,658	19,814
	MassHousing	-	4.37%	Jun-2014	6	23,500	19,690	19,632	19,715
	NYC Housing Development Corp	2.00%	-	Sep-2013		-	7,500	7,500	7,512
	NYC Housing Development Corp	4.04%	-	Nov-2032		-	1,305	1,305	1,312
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,219
	NYC Housing Development Corp	4.29%	-	Nov-2037		-	1,190	1,190	1,201
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,434
	NYC Housing Development Corp	4.44%	-	Nov-2041		-	1,120	1,120	1,131
	NYC Housing Development Corp	4.49%	-	Nov-2044		-	1,000	1,000	1,009
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,807
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,944
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,793
	NYC Housing Development Corp	4.78%	-	Aug-2026		-	12,500	12,504	13,152
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	3,058
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov 2041		-	8,800	8,800	9,305
	NYC Housing Development Corp	4.95%		Nov-2039 - May-2047		-	13,680	13,682	14,299
	MassHousing	5.55%	-	Nov-2039		-	5,000	4,979	5,306
	MassHousing	5.69%	-	Nov-2018		-	5,210	5,213	5,997
	MassHousing	5.70%	-	Jun-2040		-	14,190	14,192	14,831
	NYC Housing Development Corp	5.92%	-	Dec-2037		-	6,260	6,263	6,464
	MassHousing	6.42%	-	Nov-2039		-	22,000	22,000	24,686
	MassHousing	6.50%	-	Dec-2039		-	730	734	796
	MassHousing	6.58%	-	Dec-2039		-	11,385	11,388	11,924
	MassHousing	6.70%	-	Jun-2040		-	11,560	11,560	12,038
Total State Housing Finance Agency Securities						$ 151,680	$ 216,210	$ 215,945	$ 225,071

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Other Mutifamily Investments (2.1% of net assets)

	Interest Rates4			Commitment
Issuer	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Direct Loans1
Amalgamated Warbasse	2.40%	-	Mar-2015	$ 7,590	$ 7,590	$ 7,590	$ 7,584
Amalgamated Warbasse	2.40%	-	Mar-2015	81,410	48,371	48,371	48,310
Fifth Housing Company, Inc.	2.70%	-	May-2014	4,500	2,126	2,135	2,124
First Housing Company, Inc.	2.70%	-	May-2014	8,960	5,953	5,969	5,948
Fourth Housing Company, Inc.	2.70%	-	May-2014	9,630	5,500	5,518	5,495
Second Housing Company, Inc.	2.70%	-	May-2014	10,800	5,079	5,100	5,074
Third Housing Company, Inc.	2.70%	-	May-2014	15,110	6,687	6,715	6,679
				138,000	81,306	81,398	81,214

Privately Insured Construction/Permanent Mortgages1,7
IL Housing Development Authority	5.40%	5.40%	Mar-2047	9,000	8,550	8,555	8,160
IL Housing Development Authority	5.73%	5.73%	Aug-2047	5,575	5,338	5,337	5,144
IL Housing Development Authority	6.20%	-	Dec-2047	3,325	3,207	3,223	3,165
IL Housing Development Authority	6.40%	6.40%	Nov-2048	993	966	980	952
				18,893	18,061	18,095	17,421

Total Other Multifamily Investments				$ 156,893	$ 99,367	$ 99,493	$ 98,635

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

United States Treasury Securities (8.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	Nov-2017	$ 20,000	$ 19,949	$ 19,933
0.75%	Dec-2017 - Feb-2018	30,000	29,890	30,025
0.88%	Jan-2018	45,000	45,027	45,291
1.63%	Nov-2022	25,000	24,977	24,557
2.00%	Nov-2021	30,000	30,194	30,938
2.13%	Aug-2021	35,000	35,170	36,575
3.13%	May-2021	95,000	97,288	106,974
3.13%	Nov-2041	35,000	34,888	35,211
3.75%	Aug-2041	70,000	77,457	79,163
Total United States Treasury Securities		$ 385,000	$ 394,840	$ 408,667

Total Fixed-Income Investments		$ 4,333,788	$ 4,392,656	$ 4,617,232

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.8	1,000	$ 1	$ -	$ (281)
Total Equity Investment	1,000	$ 1	$ -	$ (281)

Schedule of Portfolio Investments

March 31, 2013 (Dollars in thousands; unaudited)

Short-Term Investments (1.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.01%	April 1, 2013	$ 70,019	$ 70,019	$ 70,019
Total Short-Term Investments			$ 70,019	$ 70,019	$ 70,019

Total Investments			$ 4,403,808	$ 4,462,676	$4,686,970

Schedule of Portfolio Investments

March 31, 2013

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date.
However, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-
accepted "good delivery" standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

6	Securities exempt from registration under the Securities Act of 1933. The construction loan notes were privately placed directly by MassHousing (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2015. The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervsion of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT holds the shares on Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. BACDE is a
Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department
of Treasury, which can facilitate the generation of investments for the HIT or parties other than the HIT. The fair value of the
HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of March 31, 2013

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1.  Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and  labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates BACDE’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2013:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$ 180,712	$ 16	$ 180,728
Ginnie Mae Securities	-	881,137	-	881,137
Ginnie Mae Construction Securities	-	381,619	-	381,619
Fannie Mae Securities	-	1,853,447	-	1,853,447
Freddie Mac Securities	-	473,179	-	473,179
Commercial Mortgage-Backed Securities	-	72,644	-	72,644
State Housing Finance Agency Securities	-	225,071	-	225,071
Other Multifamily Investments	-	98,635	-	98,635
United States Treasury Securities	-	408,667	-	408,667
Equity Investments	-	-	(281)	(281)
Short-Term Investments	70,019	-	-	70,019
Other Financial Instruments*	-	42,105	-	42,105
Total Investment	$ 70,019	$ 4,617,216	$ (265)	$4,686,970
*Other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2013.

Investments in Securities ($ in thousands)
	FHA Permanent	Equity Investments	Total
Beginning balance, 12/31/2012	$17	$ (68)	$ (51)
Total Unrealized Gain (Loss)*	-	(213)	(213)
Amortization/Accretion	(1)	-	(1)
Ending balance, 3/31/2013	$16	$(281)	$(265)
*Net change in unrealized loss attributable to Level 3 securities held at March 31, 2013, totaled $(213) and is included in the Statement of Operations.

Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

Federal Income Taxes
At March 31, 2013, the cost of investments for federal income tax purposes approximated book cost at amortized cost of  $4,462,676,000.  Net unrealized gains aggregated $224,294,000 at period-end, of which $235,650,000 related to appreciated investments and $11,356,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title:   Chief Executive Officer

Date:   May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 30, 2013

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 30, 2013